Income Tax - Summary of Breakdown of Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Breakdown of deferred tax [line Items]
Total deferred tax assets	$ 2,130	$ 510	$ 613
Total deferred tax liabilities	(3,354)	(2,226)	(2,399)
Total Net deferred tax	(1,224)	(1,716)	(1,786)
Provisions and Other Non Deductible Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	113	154	380
Miscellaneous Deferred Tax Assets [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	1	1	16
Property, plant and equipment [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(2,017)	(1,028)	(1,532)
Tax Losses Carryforward and Other Tax Credits [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	1,782	167	27
Adjustment For Tax Inflation [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(1,078)	(965)	(644)
Lease liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	234	188	190
Right-of-use assets [Member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(221)	(180)	(184)
Miscellaneous Deferred Tax Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	$ (38)	$ (53)	$ (39)